Investments and loan receivable	6 Months Ended
Jun. 30, 2020
Investments and loan receivable
Investments and loan receivable

Note 5 – Investments and loan receivable

Investments comprise the following: (i) equity interests in various public and non-public entities which the Company acquired through the open market or through transactions; (ii) warrants in various publicly-listed companies; (iii) a loan receivable extended to SolGold in May 2020 for a period of up to 8 months as part of the Alpala Royalty acquisition transaction; and (iv) a loan receivable extended to Noront Resources Ltd. as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015. The loan to Noront has a maturity date of September 30, 2022.

Investments and loan receivable comprised the following:

	At June 30,	At December 31,
	2020	2019
Loan receivable - current	$15.0	$—
	$15.0	$—

Equity investments	$141.1	$145.6
Loan receivable	35.9	34.6
Warrants	2.9	3.0
	$179.9	$183.2

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the periods ended June 30, 2020 and 2019 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Gain on change in the fair value of equity investments at FVTOCI	$42.6	$28.2	$1.9	$54.5
Deferred tax expense in other comprehensive income	(5.6)	(3.4)	(0.2)	(6.8)
Gain on change in the fair value of equity investments at FVTOCI, net of tax	$37.0	24.8	$1.7	$47.7